Goodwill And Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Research and development expense	$ 153	$ 135	$ 129
Panaya
Disclosure Of Intangible Assets [Line Items]
Goodwill pertaining to subsidiaries	$ 117	$ 117